Note 4 - Revenue and Segmental Information	12 Months Ended
Jun. 30, 2023
Statement Line Items [Line Items]
Disclosure of entity's operating segments [text block]
4	Revenue and segmental information

The Group determines and presents operating segments based on the information that is provided internally to the board of directors of the Company (the "Board"), which is the Group’s chief operating decision maker.

Management analyzes our business in five reportable segments: Critical Power Services, Electric Vehicles, Sustainable Energy Solutions, Solar Development and Corporate Office. Critical Power Services is represented by VivoPower’s wholly owned subsidiary Aevitas. In turn, Aevitas wholly owns Kenshaw Solar Pty Ltd (previously J.A. Martin) (“Aevitas Solar”) and Kenshaw Electrical Pty Limited (“Kenshaw”), both of which operate in Australia with a focus on the design, supply, installation and maintenance of critical power, control and distribution systems, including for solar farms. Electric Vehicles is represented by Tembo e-LV B.V. (“Tembo”), a Netherlands-based specialist battery-electric and off-road vehicle company delivering electric vehicles (“EV”) for mining and other rugged industrial customers globally. Sustainable Energy Solutions (“SES”) is the design, evaluation, sale and implementation of renewable energy infrastructure to customers, both on a standalone basis and in support of Tembo EVs. Solar Development is represented by Caret and comprises 12 solar projects in the United States. Corporate Office is the Company’s corporate functions, including costs to maintain the Nasdaq public company listing, comply with applicable SEC reporting requirements, and related investor relations and is located in the U.K.

An operating segment is a component of the Group that engages in business activities from which it may earn revenues and incur expenses, including any revenues and expenses that relate to the transactions with any of the Group’s other components. Operating segments results are reviewed regularly by the Board to assess its performance and make decisions about resources to be allocated to the segment, and for which discrete financial information is available.

Segment results that are reported to the Board include items directly attributable to a segment as well as those that can be allocated to a segment on a reasonable basis.

4.1	Revenue

Revenue from continuing operations by geographic location is as follows:

	Year Ended June 30
(US dollars in thousands)	2023	2022	2021
Australia	13,596	20,958	22,581
Netherlands	1,464	1,490	1,394
United Kingdom	-	-	-
United States	-	-	-
Total revenues	15,060	22,448	23,975

Revenue by product and service is as follows:

	Year Ended June 30
(US dollars in thousands)	2023	2022	2021
Electrical products and related services	13,596	20,958	22,396
Development fees	-	-	185
Vehicle spec conversion	-	789	137
Conversion kits	1,394	301	1,219
Accessories	70	400	38
Total revenues	15,060	22,448	23,975

The Group had one customer representing more than 10% of revenue for the year ended June 30, 2023 (year ended June 30, 2022: none; year ended June 30, 2021: none).

4.2	Operating segments

a)	Segment results of operations

Results of operations by reportable segment are as follows:

	Continuing operations						Discontinued operations	Total
Year Ended June 30, 2023	Critical Power	Solar	Electric	Sustainable Energy	Corporate	Total	Critical Power
(US dollars in thousands)	Services	Development	Vehicles	Solutions	Office	Continuing	Services
Revenue from contracts with customers	13,596	-	1,464	-	-	15,060	-	15,060
Costs of sales - other	(11,900)	-	(1,572)	-	-	(13,472)	-	(13,472)
Cost of sales - non-recurring events	(3,850)	-	-	-	-	(3,850)	-	(3,850)
Gross profit	(2,154)	-	(108)	-	-	(2,262)	-	(2,262)
General and administrative expenses	(1,390)	(297)	(1,005)	(367)	(4,561)	(7,620)	-	(7,620)
Other gains/(losses)	-	-	-	30	-	30	(4,207)	(4,177)
Other income	50	69	-	-	-	119	-	119
Depreciation and amortization	(895)	-	(673)	(3)	(10)	(1,581)	-	(1,581)
Operating loss	(4,389)	(228)	(1,786)	(340)	(4,571)	(11,314)	(4,207)	(15,521)
Restructuring and other non-recurring costs	(1)	-	(214)	-	(1,869)	(2,084)	-	(2,084)
Finance expense - net	(6,841)	(34)	936	(50)	(221)	(6,210)	-	(6,210)
Profit/(loss) before income tax	(11,231)	(262)	(1,064)	(390)	(6,661)	(19,608)	(4,207)	(23,815)
Income tax	(619)	-	(40)	119	-	(540)	-	(540)
Loss for the year	(11,850)	(262)	(1,104)	(271)	(6,661)	(20,148)	(4,207)	(24,355)

	Continuing operations						Discontinued operations	Total
Year Ended June 30, 2022 (restated)	Critical Power	Solar	Electric	Sustainable Energy	Corporate	Total	Critical Power
(US dollars in thousands)	Services	Development	Vehicles	Solutions	Office	Continuing	Services
Revenue from contracts with customers	20,958	-	1,490	-	-	22,448	15,168	37,616
Costs of sales - other	(18,804)	-	(1,504)	-	-	(20,308)	(13,842)	(34,150)
Cost of sales - non-recurring events	(1,881)	-	-	-	-	(1,881)	-	(1,881)
Gross profit	273	-	(14)	-	-	259	1,326	1,585
General and administrative expenses	(1,568)	(80)	(2,901)	(1,660)	(7,602)	(13,811)	(1,485)	(15,296)
Other gains/(losses)	103	(139)	-	23	-	(13)	-	(13)
Other income	662	-	-	-	-	662	324	986
Depreciation and amortization	(1,165)	-	(443)	(3)	(9)	(1,620)	(767)	(2,387)
Operating loss	(1,695)	(219)	(3,358)	(1,640)	(7,611)	(14,523)	(602)	(15,125)
Restructuring and other non-recurring costs	45	-	(429)	-	(59)	(443)	-	(443)
Finance expense - net	(7,470)	-	(974)	23	(10)	(8,431)	(172)	(8,603)
Profit/(loss) before income tax	(9,120)	(219)	(4,761)	(1,617)	(7,680)	(23,397)	(774)	(24,171)
Income tax	1,349	-	575	192	(148)	1,968	149	2,117
Loss for the year	(7,771)	(219)	(4,186)	(1,425)	(7,828)	(21,429)	(625)	(22,054)

	Continuing operations						Discontinued operations	Total
Year Ended June 30, 2021	Critical Power	Solar	Electric	Sustainable Energy	Corporate	Total	Critical Power
(US dollars in thousands)	Services	Development	Vehicles	Solutions	Office	Continuing	Services
Revenue	22,396	185	1,394	-	-	23,975	16,436	40,411
Costs of sales - other	(18,322)	-	(1,292)	-	-	(19,614)	(14,470)	(34,084)
Cost of sales - non-recurring events	-	-	-	-	-	-	-	-
Gross profit	4,074	185	102	-	-	4,361	1,966	6,327
General and administrative expenses	(1,522)	(1,309)	(1,923)	-	(4,897)	(9,651)	(1,482)	(11,133)
Other gains/(losses)	36	733	-	-	-	769	-	769
Other income	960	-	-	-	-	960	552	1,512
Depreciation and amortization	(1,099)	(4)	(346)	-	(4)	(1,453)	(803)	(2,256)
Operating profit/(loss)	2,449	(395)	(2,167)	-	(4,901)	(5,014)	233	(4,781)
Restructuring and other non-recurring costs	(24)	-	(631)	-	(2,222)	(2,877)	(3)	(2,880)
Finance expense - net	1,824	(24)	(1)	-	(2,073)	(274)	(137)	(411)
Profit/(loss) before income tax	4,249	(419)	(2,799)	-	(9,196)	(8,165)	93	(8,072)
Income tax	(691)	96	733	-	-	138	(24)	114
Loss for the year	3,558	(323)	(2,066)	-	(9,196)	(8,027)	69	(7,958)

b)	Segment net assets

Net assets by reportable segment are as follows:

As at June 30, 2023	Critical Power	Solar	Electric	Sustainable Energy	Corporate
(US dollars in thousands)	Services	Development	Vehicles	Solutions	Office	Total

Assets	18,034	12,726	17,493	10,343	2,819	61,416
Liabilities	(15,539)	-	(7,564)	(645)	(33,921)	(57,670)
Net assets/(liabilities)	2,495	12,726	9,929	9,698	(31,102)	3,746

As at June 30, 2022	Critical Power	Solar	Electric	Sustainable Energy	Corporate
(US dollars in thousands)	Services	Development	Vehicles	Solutions	Office	Total

Assets	30,878	22,505	14,202	1,170	903	69,657
Liabilities	(13,452)	(377)	(4,528)	(485)	(29,200)	(48,042)
Net assets/(liabilities)	17,426	22,128	9,673	685	(28,297)	21,615

As at June 30, 2021	Critical Power	Solar	Electric	Sustainable Energy	Corporate
(US dollars in thousands)	Services	Development	Vehicles	Solutions	Office	Total

Assets	35,604	24,693	9,027	-	7,188	76,512
Liabilities	(9,442)	(767)	(2,093)	-	(23,792)	(36,094)
Net assets/(liabilities)	26,162	23,926	6,934	-	(16,604)	40,418